Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
(21)	COMMITMENTS AND CONTINGENCIES
Legal Proceedings
In March 2020, Mr. Xiaofeng Ma, our chairman and chief executive officer, received copies of the civil complaints with respect to a lawsuit filed by our two shareholders Alpha Advantage Global Limited (“Alpha”) and Dynamic Fame Limited (“Dynamic”), respectively with the Beijing Fourth Intermediate People’s Court (the “Beijing Intermediate Court”) relating to the Company’s sale of the ATA Online Business (for details of the sale of the ATA Online Business, see “Item 4.A. Information on the Company — History and Development of the Company”). The Company was also listed as a defendant and ATA Online was listed as an interested third party in such lawsuits. Alpha was a holder of 4,529,100 common shares of the Company and Dynamic was a holder of 188,000 common shares of the Company at the time of the completion of the sale of ATA Online Business.
The plaintiffs claimed that the sale of the ATA Online Business was a related-party transaction or a self-dealing transaction, for which approval by unrelated shareholders is required and the board of the directors of the Company did not have the right to approve such transaction; the plaintiffs also claimed that the ATA Online Business was worth more than the consideration of

US$
200.0

million paid by the buyer group, and thus the sale of ATA Online Business has caused losses to the plaintiffs as shareholders of the Company. The plaintiffs are requesting that the Beijing Intermediate Court rule that (i) all board resolutions of the Company regarding the sale of the ATA Online Business are invalid; (ii) Mr. Xiaofeng Ma shall compensate the loss incurred by Alpha and Dynamic from the Company’s sale of the ATA Online Business for
RMB 95.0 million and RMB 5.0
million, respectively; and (iii) the Company and Mr. Xiaofeng Ma shall jointly bear the attorney’s fees of Alpha and Dynamic for
RMB 1.5 million and RMB 0.5
million, respectively, and other litigation costs.
The Company filed an application for jurisdiction objection for each of the foregoing two cases, which was not supported by court order. As a result, Beijing Intermediate Court had jurisdiction over these two cases. On March 18, 2022, the Supreme People’s Court issued (2022) Supreme People’s Court Ruling No. 48 and No. 49, holding that these two cases are international commercial cases of great influence and typical significance, and should be tried by the International Commercial Court of the Supreme People’s Court. In accordance with Article 21 and Paragraph 1 of Article 39 of the Civil Procedure Law of the People’s Republic of China and Item 5 of Article 2 of the Provisions of the Supreme People’s Court on Several Issues Concerning the Establishment of International Commercial Courts, the Supreme People’s Court ruled that these two cases should be heard by the Second International Commercial Court of the Supreme People’s Court. While the Company does not believe the plaintiffs have any merit in their claims, the Company is actively preparing for the foregoing suits. As of the date of this annual report, these two cases have not yet been heard.
In addition, Alpha and Dynamic jointly filed a lawsuit with the Ningbo City Intermediate People’s Court (the “Ningbo Intermediate Court”) against Mr. Xiaofeng Ma, certain entities controlled by management members of ATA Online which were members of the buyer group, New Beauty Holdings Limited, the Company’s director Zhilei Tong, ChineseAll Digital Publishing Group Co., Ltd. and ATA Learning in connection with the Company’s sale of the ATA Online Business, and listed the Company and ATA Online as interested third parties. The plaintiffs are requesting that the Ningbo Intermediate Court rule that (i) all related party transactions between the defendants and the Company relating to the sale of ATA Online Business are invalid; (ii) Mr. Xiaofeng Ma, the entities controlled by the management members of ATA Online and ChineseAll Digital Publishing Group Co., Ltd. shall return the equity interest of ATA Online and ATA Learning they acquired to ATA Learning and ATA BVI, a wholly owned subsidiary of the Company, as the case may be; and (iii) all defendants and the Company shall jointly bear the attorney’s fees of the plaintiffs for RM
B 15.0
million and other litigation costs.
The case was transferred by the Ningbo City Intermediate People’s Court to Beijing Intermediate Court for further proceeding. On January 18, 2023, the Beijing Intermediate Court issued an order of nonsuit which dismissed the case. As of the date of this annual report, the plaintiffs have appealed such order and the Company is vigorously preparing to defend against such appeal.

While the Company does not believe the allegations of the plaintiffs have any merit and intend to vigorously defend against these lawsuits, the Company is currently unable to evaluate the likelihood of favorable or unfavorable outcomes of such lawsuits. The amount of unfavorable outcomes, if any, cannot be reasonably estimated. In accordance with ASC Topic 450, no accrual of loss contingency was accrued as of December 31, 2022.
Investment commitments
In August 2021, Huanqiuyimeng entered into an agreement with two third parties to invest in a new company, pursuant to which Huanqiuyimeng will invest
RMB110.0 million in cash representing 55
% equity interests of the new company. The agreement was subsequently amended in March 2022 and October 2022. Pursuant to the amendments, the capital contribution by Huanqiuyimeng decreased to
RMB30.0 million, representing 15% equity interests of the company, while a new investor ATA Learning (Beijing) Inc., a company controlled by Mr. Xiaofeng Kevin Ma, CEO and Chairman of the Group, will invest RMB80.0 million, representing 40
% equity interests in the new company.
The capital contribution obligations of Huanqiuyimeng amounting to
RMB30.0
million is due on December 31, 2031. As of December 31, 2022, the Group has not made any capital contribution and has a remaining investment commitment of
RMB30.0 million.